PROSHARES TRUST
ProShares Short Ether Strategy ETF
(the “Fund”)
Supplement dated October 15, 2023
to the Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information
(dated October 15, 2023, each as supplemented or amended)
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The Fund is not yet available for sale.
For more information, please contact the Fund at 1-866-776-5125.
Please retain this supplement for future reference.